Schedule of accrued expenses to related parties (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Total	€ 1,031,345	€ 861,578	€ 489,207
San Raffaele Hospital OSR [Member]
Related Party Transaction [Line Items]
Total	128,188	413,935	176,559
Pierluigi Paracchi [Member]
Related Party Transaction [Line Items]
Total	336,000	175,254	112,501
Richard Slansky [Member]
Related Party Transaction [Line Items]
Total	243,101	116,738	81,369
Carlo Russo [Member]
Related Party Transaction [Line Items]
Total	€ 324,055	€ 155,651	€ 118,778